Investment Securities - Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 21	$ 147	$ 74
Realized losses	(82)	(301)	(219)
Net realized gains (losses)	(61)	(154)	(145)
Income tax expense (benefit) on net realized gains (losses)	$ (15)	$ (39)	$ (37)